Inventories	12 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES

NOTE 6 – INVENTORIES

Inventories consisted of the following:

	As of June 30,
	2025	2024
Raw materials	$360,097	$524,471
Finished goods	1,012,182	1,125,824
Work in progress	141,479	100,074
Total inventories	$1,513,758	$1,750,369

The Company reviews its inventories periodically to determine if a reserve is necessary for slow-moving inventory or if a write-down is necessary when the carrying value exceeds net realizable value. For the years ended June 30, 2025, 2024 and 2023, there was no provision for slow-moving or obsolete inventory.